Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

3. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). Assets and liabilities measured at fair value are required to be classified and disclosed based on the lowest level of input that is significant to the fair value measurement in one of the following categories:

Level 1 – Quoted market prices in active markets for identical assets or liabilities.

Level 2 – Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3 – Unobservable inputs reflecting management’s own assumptions.

The following is a description of the valuation methodologies used for assets and liabilities measured at fair value:

Mutual funds: Valued at quoted market prices of shares held by the Plan at year-end.

Company’s common stock (and other common stocks as part of self-directed brokerage account): Valued at the last reported quoted market sales price at year-end.

Interest-bearing accounts (part of self-directed brokerage account): Valued at cost plus accrued interest, which approximates fair value, at year-end.

Common collective trust funds: Valued using the market approach at a net asset value (“NAV”) as a practical expedient determined by the portfolio’s sponsor based on the fair value of underlying investments held by the fund, minus its liabilities, and then divided by the number of units outstanding on the last business day of the Plan year. These are not classified in the fair value hierarchy table. The fair values are included in the table to allow reconciliation of the fair value hierarchy to the fair value of investments per the statement of net assets available for benefits.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Certain common collective trust funds may require that within 90 days from withdrawal, money from the funds cannot be invested directly into a competing fund. Certain funds retain the right to reject transactions where market timing activity is detected. Rejection can occur within 90 days, or for multiple infractions, rejection can be temporary or permanent. Generally, completing two ‘round trips’ within 60 days is considered market timing. A round trip consists of purchase or exchange if followed by or preceded by redemption or exchange out. Others retain discretion to limit the maximum withdrawal as of any date to the greater of $2,000,000 or 5% of the value of the investment.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets carried at fair value.

	Fair Value as of December 31, 2025
	Level 1	Total

Mutual funds	$126,304,016	$126,304,016
Company's common stock	39,035,502	39,035,502
Self directed brokerage account	51,524,459	51,524,459
Total assets in the fair value hierarchy	$216,863,977	$216,863,977
Common collective trust funds measured at NAV, practical expedient		2,202,048,537
Investments at fair value		$2,418,912,514

	Fair Value as of December 31, 2024
	Level 1	Total

Mutual funds	$150,848,146	$150,848,146
Company's common stock	67,229,998	67,229,998
Self directed brokerage account	42,389,887	42,389,887
Total assets in the fair value hierarchy	$260,468,031	$260,468,031
Common collective trust funds measured at NAV, practical expedient		1,967,261,305
Investments at fair value		$2,227,729,336